GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Deficit	$ (355,718)	$ (326,589)	$ (308,099)	$ (253,628)	$ (199,959)	$ (160,860)	$ (85,582)
Net Current Liabilities	473,315		384,249			$ 245,683
Going Concern [Member]
Shareholders' Deficit	(355,718)		(308,099)
Net Current Liabilities			$ 333,159
Working capital deficit	$ (368,169)